ETFMG Prime Junior Silver ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.6%
Canada - 72.5%
Metals & Mining - 72.5% (d)
Alexco Resource Corp. (a)	835,665	$952,658
Americas Silver Corp. (a)	530,268	1,230,968
Bear Creek Mining Corp. (a)	773,943	981,059
Cautivo Mining, Inc. (a)(c)(e)(f)	18,395	–
Endeavour Silver Corp. (a)	768,634	1,575,700
Excellon Resources, Inc. (a)	850,765	643,166
First Majestic Silver Corp. (a)	930,732	7,362,090
Fortuna Silver Mines, Inc. (a)	356,173	1,014,490
Great Panther Mining, Ltd. (a)	844,911	722,230
Hudbay Minerals, Inc.	435,556	2,358,132
Kootenay Silver, Inc. (a)	1,581,894	157,036
MAG Silver Corp. (a)	513,409	5,418,130
Mandalay Resources Corp. (a)	5,175,061	513,732
Maya Gold & Silver, Inc. (a)(c)	578,056	838,690
Minaurum Gold, Inc. (a)	542,335	200,857
Minco Silver Corp. (a)	427,826	205,819
Mirasol Resources, Ltd. (a)	285,772	161,484
Pan American Silver Corp. (a)	525,324	6,791,444
Sabina Gold & Silver Corp. (a)	782,421	794,639
Sierra Metals, Inc. (a)(c)	501,245	696,626
Silvercorp Metals, Inc.	908,953	2,248,870
SilverCrest Metals, Inc. (a)	475,305	1,880,096
SSR Mining, Inc. (a)	182,010	2,490,641
Trevali Mining Corp. (a)	2,677,508	572,488
Yamana Gold, Inc.	1,085,551	2,735,589
Total Canada		42,546,634

United Kingdom - 11.1%
Metals & Mining - 11.1% (d)
Hochschild Mining PLC	2,685,555	6,527,758

United States - 13.0%
Metals & Mining - 13.0% (d)
Coeur Mining, Inc. (a)	682,713	2,962,975
Gold Resource Corp.	185,269	626,209
Golden Minerals Co. (a)	476,330	134,801
Hecla Mining Co.	1,452,200	2,613,960
McEwen Mining, Inc.	745,238	1,304,167
Total United States		7,642,112
TOTAL COMMON STOCKS (Cost $63,684,668)		56,716,504

RIGHTS - 0.5%
Canada - 0.5%
Metals & Mining - 0.5% (d)
Pan American Silver Corp. (a)	502,820	322,810
TOTAL RIGHTS (Cost $0)		322,810

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (b)	1,861,260	1,861,260
TOTAL SHORT-TERM INVESTMENTS (Cost $1,861,260)		1,861,260

Total Investments (Cost $65,545,928) - 100.3%		58,900,574
Liabilities in Excess of Other Assets - (0.3)%		(177,761)
TOTAL NET ASSETS - 100.0%		$58,722,813

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(c)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $1,535,316 which represents 2.61% of total net assets.
(d)	As of June 30, 2019, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(e)	As of June 30, 2019, The Valuation Committee has fair valued this security. The value of this security was $0, which represents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value heirarchy.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services").

ETFMG Prime Cyber Security ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.0%
Finland - 0.1%
Software - 0.1% (e)
F-Secure OYJ	498,441	$1,405,608

Israel - 9.3%
Communications Equipment - 0.8%
Radware, Ltd. (a)	542,242	13,409,644
Software - 8.5% (e)
Check Point Software Technologies, Ltd. (a)(d)	403,644	46,665,283
CyberArk Software, Ltd. (a)	355,013	45,384,862
Tufin Software Technologies Ltd. (a)(b)(d)	1,591,546	41,205,126
Total Software		133,255,271
Total Israel		146,664,915

Japan - 4.3%
Software - 4.3% (e)
Digital Arts, Inc.	156,234	13,766,387
FFRI, Inc. (a)(d)	187,690	8,504,064
Trend Micro, Inc.	1,002,094	44,660,406
Total Japan		66,930,857

Republic of Korea - 0.6%
Software - 0.6% (e)
Ahnlab, Inc.	176,701	9,794,192

United Kingdom - 9.7%
Aerospace & Defense - 2.4%
BAE Systems PLC	2,198,918	13,834,169
QinetiQ Group PLC	3,647,266	12,941,418
Ultra Electronics Holdings PLC	560,040	11,735,215
Total Aerospace & Defense		38,510,802
IT Services - 0.5%
NCC Group PLC	3,563,127	7,402,913
Software - 6.8% (e)
Avast PLC	12,255,262	46,690,863
Mimecast, Ltd. (a)	306,396	14,311,757
Sophos Group PLC	9,094,222	45,584,870
Total Software		106,587,490
Total United Kingdom		152,501,205

United States - 73.0%
Aerospace & Defense - 3.3%
Parsons Corp. (a)(d)	1,412,384	52,060,474
Communications Equipment - 8.4%
Cisco Systems, Inc.	1,077,788	58,987,337
F5 Networks, Inc. (a)(d)	104,095	15,159,355
Juniper Networks, Inc. (d)	1,681,844	44,787,506
NetScout Systems, Inc. (a)(d)	501,296	12,727,905
Total Communications Equipment		131,662,103
Internet Software & Services - 0.6%
Zix Corp. (a)(b)(d)	992,045	9,017,689
IT Services - 16.6%
Akamai Technologies, Inc. (a)(d)	581,520	46,603,013
Booz Allen Hamilton Holding Corp. (d)	210,881	13,962,431
CACI International, Inc. - Class A (a)	223,308	45,686,584
Carbonite, Inc. (a)(b)(d)	1,890,515	49,229,011
Leidos Holdings, Inc.	180,016	14,374,278

ManTech International Corp. - Class A	206,501	13,598,091
Okta, Inc. (a)(d)	123,813	15,292,144
Science Applications International Corp. (d)	538,294	46,594,729
VeriSign, Inc. (a)	69,771	14,593,302
Total IT Services		259,933,583
Software - 44.1% (e)
A10 Networks, Inc. (a)	1,052,948	7,181,105
Carbon Black, Inc. (a)(d)	813,879	13,608,057
CommVault Systems, Inc. (a)	959,365	47,603,691
Crowdstrike Holdings, Inc. - Class A (a)(d)	306,807	20,951,850
Everbridge, Inc. (a)(d)	159,483	14,260,970
FireEye, Inc. (a)	3,097,515	45,874,197
ForeScout Technologies, Inc. (a)	402,739	13,636,742
Fortinet, Inc. (a)(d)	615,961	47,324,284
MobileIron, Inc. (a)	1,697,004	10,521,425
OneSpan, Inc. (a)(d)	582,894	8,259,608
Palo Alto Networks, Inc. (a)(d)	233,941	47,667,818
Proofpoint, Inc. (a)	408,355	49,104,689
Qualys, Inc. (a)(d)	549,627	47,861,519
Rapid7, Inc. (a)	258,498	14,951,524
SailPoint Technologies Holding, Inc. (a)(d)	2,437,095	48,839,384
SecureWorks Corp. - Class A (a)(b)(d)	988,476	13,136,846
SolarWinds Corp. (a)(d)	2,571,866	47,168,022
Splunk, Inc. (a)	413,272	51,968,954
Symantec Corp. (d)	2,423,323	52,731,508
Tenable Holdings, Inc. (a)(d)	1,752,242	50,008,987
Varonis Systems, Inc. (a)(d)	215,338	13,338,036
Verint Systems, Inc. (a)(d)	238,993	12,853,044
Zscaler, Inc. (a)(d)	201,682	15,456,908
Total Software		694,309,168
Total United States		1,146,983,017
TOTAL COMMON STOCKS (Cost $1,399,638,159)		1,524,279,794

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class 2.22% (c)	43,660,873	43,660,873
TOTAL SHORT-TERM INVESTMENTS (Cost $43,660,873)		43,660,873

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 27.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (c)		428,507,762
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $428,507,762)		428,507,762

Total Investments (Cost $1,871,806,794) - 127.1%		1,996,448,429
Liabilities in Excess of Other Assets - (27.1)%		(425,448,174)
TOTAL NET ASSETS - 100.0%		$1,571,000,255

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 2 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(d)	All or a portion of this security is out on loan as of June 30, 2019.
(e)	As of June 30, 2019, the Fund had a significant portion of its assets in the Software Industry.

ETFMG Prime Mobile Payments ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.1%
Brazil - 2.0%
IT Services - 2.0% (d)
Cielo SA	8,053,770	$14,115,255

Cyprus - 1.7%
IT Services - 1.7% (d)
QIWI PLC - ADR	607,652	11,891,750

France - 4.7%
Electronic Equipment, Instruments & Components - 2.0%
Ingenico Group SA	155,566	13,758,825
IT Services - 2.7% (d)
Worldline SA (a)	263,091	19,146,292
Total France		32,905,117

Germany - 3.2%
IT Services - 3.2% (d)
Wirecard AG	135,785	22,859,090

Hong Kong - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology, Ltd.	5,966,566	2,428,880
IT Services - 0.3% (d)
Huifu Payment, Ltd. (a)	4,138,086	2,267,241
Total Hong Kong		4,696,121

Japan - 3.0%
Consumer Finance - 0.5%
Jaccs Co., Ltd.	194,332	3,866,272
IT Services - 2.1% (d)
GMO Payment Gateway, Inc.	215,715	14,825,842
Software - 0.4%
Intelligent Wave, Inc. (c)	324,943	2,676,338
Total Japan		21,368,452

Netherlands - 3.3%
IT Services - 3.3% (d)
Adyen NV (a)	30,685	23,677,656

Puerto Rico - 1.9%
IT Services - 1.9% (d)
EVERTEC, Inc.	410,598	13,426,555

United Kingdom - 0.5%
Commercial Services & Supplies - 0.5%
PayPoint PLC	307,519	3,788,190

United States - 78.2%
Consumer Finance - 11.1%
American Express Co. (c)	343,051	42,346,216
Discover Financial Services	320,607	24,875,897
Green Dot Corp. - Class A (a)	254,988	12,468,913
Total Consumer Finance		79,691,026

IT Services - 63.4% (d)
Euronet Worldwide, Inc. (a)	97,467	16,397,848
Evo Payments, Inc. - Class A (a)(c)	409,801	12,921,026
Fidelity National Information Services, Inc. (c)	268,121	32,893,084
First Data Corp. - Class A (a)	932,022	25,229,836
Fiserv, Inc. (a)(c)	338,458	30,853,831
FleetCor Technologies, Inc. (a)	87,263	24,507,814
Global Payments, Inc. (c)	155,738	24,938,326
I3 Verticals, Inc. - Class A (a)	120,226	3,540,656
International Money Express, Inc. (a)	162,061	2,285,060
MasterCard, Inc. - Class A	160,563	42,473,730
Net 1 UEPS Technologies, Inc. (a)	377,154	1,508,616
Pagseguro Digital, Ltd. - Class A (a)(c)	490,654	19,120,786
PayPal Holdings, Inc. (a)	359,777	41,180,075
Paysign, Inc. (a)(c)	174,888	2,338,253
Square, Inc. - Class A (a)(c)	383,158	27,790,450
StoneCo, Ltd. - Class A (a)(c)	531,089	15,709,613
Total System Services, Inc.	182,815	23,449,680
USA Technologies, Inc. (a)(c)	281,443	2,091,121
Visa, Inc. - Class A (c)	246,737	42,821,206
Western Union Co. (c)	786,525	15,643,982
WEX, Inc. (a)	77,111	16,046,799
Worldpay, Inc. - Class A (a)	260,415	31,913,858
Total IT Services		455,655,650
Software - 1.9%
ACI Worldwide, Inc. (a)(c)	400,504	13,753,307
Technology Hardware, Storage & Peripherals - 1.8%
NCR Corp. (a)(c)	416,153	12,942,358
Total United States		562,042,341
TOTAL COMMON STOCKS (Cost $617,853,724)		710,770,527

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (b)	1,523,274	1,523,274
TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,274)		1,523,274

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 26.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (b)		193,056,995
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $193,056,995)		193,056,995

Total Investments (Cost $812,433,993) - 126.2%		905,350,796
Liabilities in Excess of Other Assets - (26.2)%		(187,924,839)
TOTAL NET ASSETS - 100.0%		$717,425,957

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(c)	All or a portion of this security is out on loan as of June 30, 2019.
(d)	As of June 30, 2019, the Fund had a significant portion of its assets in the IT Services Industry.

ETFMG Drone Economy Strategy ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Canada - 3.2%
Aerospace & Defense - 2.4% (e)
Drone Delivery Canada Corp. (a)(b)	1,051,644	$915,486
Electrical Equipment - 0.8%
Ballard Power Systems, Inc. (a)(b)	74,607	304,397
Total Canada		1,219,883

France - 7.9%
Aerospace & Defense - 4.6% (e)
Dassault Aviation SA	589	846,567
Thales SA	7,439	919,058
Total Aerospace & Defense		1,765,625
Communications Equipment - 3.3%
Parrot SA (a)(d)	283,536	1,275,127
Total France		3,040,752

Germany - 1.5%
Industrial Conglomerates - 1.5%
Rheinmetall AG	4,853	594,050

Israel - 1.3%
Aerospace & Defense - 1.3% (e)
Elbit Systems, Ltd.	3,469	516,151

Italy - 2.4%
Aerospace & Defense - 2.4% (e)
Leonardo SpA	71,771	909,553

Japan - 12.5%
Automobiles - 3.4%
Subaru Corp.	28,574	694,109
Yamaha Motor Co., Ltd.	34,586	614,313
Total Automobiles		1,308,422
Electronic Equipment, Instruments & Components - 5.7%
Autonomous Control Systems Laboratory, Ltd. (a)	23,700	907,861
Hitachi, Ltd.	17,372	636,294
TDK Corp.	8,751	676,931
Total Electronic Equipment, Instruments & Components		2,221,086
Household Durables - 1.5%
Sony Corp. - ADR	11,289	591,431
Technology Hardware, Storage & Peripherals - 1.9%
NEC Corp.	19,047	749,054
Total Japan		4,869,993

Netherlands - 3.2%
Aerospace & Defense - 1.8% (e)
Airbus SE	4,971	704,757
Semiconductors & Semiconductor Equipment - 1.4%
STMicroelectronics NV	30,465	540,411
Total Netherlands		1,245,168

Republic of Korea - 2.1%
Aerospace & Defense - 2.1% (e)
Korea Aerospace Industries, Ltd.	26,388	821,590

Spain - 1.7%
IT Services - 1.7%
Indra Sistemas SA (a)	64,968	656,750

Sweden - 3.3%
Aerospace & Defense - 1.5% (e)
Saab AB - Class B	17,819	579,885
Electronic Equipment, Instruments & Components - 1.8%
Hexagon AB - Class B	12,794	710,368
Total Sweden		1,290,253

Turkey - 3.5%
Aerospace & Defense - 1.7% (e)
Aselsan Elektronik Sanayi Ve Ticaret AS	216,467	672,896
Household Durables - 1.8%
Vestel Elektronik Sanayi ve Ticaret AS (a)	321,153	685,510
Total Turkey		1,358,406

United Kingdom - 6.5%
Aerospace & Defense - 6.5% (e)
BAE Systems PLC	145,014	912,334
Cobham PLC (a)	341,605	462,238
Meggitt PLC	87,321	581,083
QinetiQ Group PLC	154,481	548,138
Total United Kingdom		2,503,793

United States - 49.9%
Aerospace & Defense - 29.5% (e)
Aerojet Rocketdyne Holdings, Inc. (a)(b)	12,616	564,818
Aerovironment, Inc. (a)(b)	28,523	1,619,250
Boeing Co.	3,259	1,186,309
Cubic Corp.	8,132	524,351
General Dynamics Corp.	4,101	745,644
Harris Corp. (b)	2,578	487,577
HEICO Corp. (b)	3,748	501,520
Kratos Defense & Security Solutions, Inc. (a)	39,396	901,774
Lockheed Martin Corp.	2,000	727,080
Mercury Systems, Inc. (a)	3,899	274,295
Northrop Grumman Corp.	2,240	723,766
Raytheon Co.	4,007	696,737
Teledyne Technologies, Inc. (a)	1,695	464,210
Textron, Inc.	13,826	733,331
TransDigm Group, Inc. (a)	1,156	559,273
United Technologies Corp.	5,607	730,031
Total Aerospace & Defense		11,439,966

Building Products - 1.1%
Griffon Corp.	25,020	423,338
Communications Equipment - 0.8%
KVH Industries, Inc. (a)	27,145	295,066
Electronic Equipment, Instruments & Components - 7.5%
FLIR Systems, Inc.	8,408	454,873
II-VI, Inc. (a)(b)	12,056	440,767
Jabil, Inc.	22,670	716,372
Littelfuse, Inc. (b)	3,635	643,068
Trimble, Inc. (a)	13,854	624,954
Total Electronic Equipment, Instruments & Components		2,880,034
Household Durables - 1.2%
GoPro, Inc. - Class A (a)(b)	87,380	477,095
Industrial Conglomerates - 2.4%
Honeywell International, Inc.	5,151	899,313
Semiconductors & Semiconductor Equipment - 7.4%
Ambarella, Inc. (a)(b)	21,913	967,021
Intel Corp.	12,949	619,869
NVIDIA Corp.	3,951	648,873
Qualcomm, Inc.	8,320	632,902
Total Semiconductors & Semiconductor Equipment		2,868,665
Total United States		19,283,477
TOTAL COMMON STOCKS (Cost $36,729,304)		38,309,819

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (c)	560,819	560,819
TOTAL SHORT-TERM INVESTMENTS (Cost $560,819)		560,819

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (c)		5,183,809
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $5,183,809)		5,183,809

Total Investments (Cost $42,473,932) - 113.8%		44,054,447
Liabilities in Excess of Other Assets - (13.8)%		(5,355,713)
TOTAL NET ASSETS - 100.0%		$38,698,734

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of June 30, 2019.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(d)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security is $1,275,127, which represents 3.3% of total net assets.
(e)	As of June 30, 2019, the Fund had a significant portion of its assets in the Aerospace & Defense Industry.

ETFMG Video Game Tech ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
China - 10.8%
Entertainment - 6.2% (d)
Bilibili, Inc. - ADR (a)(b)	165,057	$2,685,477
Changyou.com, Ltd. - ADR	109,856	1,055,716
iDreamSky Technology Holdings, Ltd. (a)	1,357,775	849,946
Huya, Inc. - ADR (a)	14,676	362,644
NetEase, Inc. - ADR (b)	1,390	355,520
Sea, Ltd. - ADR (a)(b)	11,377	377,944
Total Entertainment		5,687,247
Interactive Media & Services - 1.6%
Momo, Inc. - ADR	10,924	391,079
Sina Corp. (a)	8,573	369,753
Sohu.com, Ltd. - ADR (a)	25,635	358,890
YY, Inc. - ADR (a)(b)	5,206	362,806
Total Interactive Media & Services		1,482,528
Software - 0.8%
Cheetah Mobile, Inc. - ADR (a)(b)	97,785	347,137
Kingsoft Corp., Ltd.	160,877	348,045
Total Software		695,182
Technology Hardware, Storage & Peripherals - 2.2%
Razer, Inc. (a)	9,036,565	1,943,422
Total China		9,808,379

France - 2.5%
Software - 2.5%
Ubisoft Entertainment SA (a)	30,748	2,406,891

Germany - 0.4%
Health Care Equipment & Supplies - 0.4%
Carl Zeiss Meditec AG	3,657	360,739

Hong Kong - 5.6%
Entertainment - 4.1% (d)
IGG, Inc.	2,061,297	2,298,334
NetDragon Websoft Holdings, Ltd.	594,683	1,467,733
Total Entertainment		3,766,067
Interactive Media & Services - 1.5%
Tencent Holdings, Ltd.	30,418	1,372,990
Total Hong Kong		5,139,057

Japan - 20.0%
Entertainment - 15.5% (d)
Aeria, Inc.	52,726	413,729
Aiming, Inc. (a)(b)	154,949	382,288
Capcom Co., Ltd.	110,094	2,207,700
DeNa Co., Ltd.	18,348	351,423
Gumi, Inc. (a)(b)	85,921	428,748
GungHo Online Entertainment, Inc.	13,083	361,611
KLab, Inc. (b)	52,055	442,261
Koei Tecmo Holdings Co., Ltd.	20,142	374,574
Konami Holdings Corp.	47,158	2,208,857
Marvelous, Inc.	54,838	416,568
Nexon Co., Ltd. (a)	151,838	2,199,796
Nintendo Co., Ltd.	6,411	2,348,193
Square Enix Holdings Co., Ltd.	67,522	2,160,654
Total Entertainment		14,296,402
Household Durables - 1.4%
Sony Corp. - ADR	25,452	1,333,430
Interactive Media & Services - 2.3%
Gree, Inc.	469,834	2,183,248
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	7,381	358,045
Sega Sammy Holdings, Inc.	30,077	365,170
Total Leisure Products		723,215
Total Japan		18,536,295

Netherlands - 0.4%
Entertainment - 0.4% (d)
Funcom NV (a)	247,600	409,259

Norway - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Nordic Semiconductor ASA (a)	83,577	350,750

Poland - 3.0%
Entertainment - 3.0% (d)
11 Bit studios SA (a)	4,000	425,321
CD Projekt SA	39,308	2,266,686
Total Poland		2,692,007

Republic of Korea - 14.9%
Entertainment - 11.5% (d)
Com2uS Corp.	27,135	2,385,314
Gravity Co., Ltd. - ADR (a)	6,980	322,127
Neowiz (a)	31,634	399,997
Netmarble Corp. (a)	21,173	2,072,099
Nexon GT Co., Ltd. (a)	33,890	240,384
NHN Corp. (a)	32,661	2,186,546
Pearl Abyss Corp. (a)	11,811	2,171,632
Webzen, Inc. (a)	29,628	437,498
WeMade Entertainment Co., Ltd.	14,041	401,293
Total Entertainment		10,616,890
Hotels, Restaurants & Leisure - 0.4%
ME2ON Co., Ltd. (a)	66,515	380,777
Interactive Media & Services - 0.4%
AfreecaTV Co., Ltd.	6,472	344,717
Software - 2.6%
NCSoft Corp.	5,724	2,364,654
Total Republic of Korea		13,707,038

Sweden - 5.6%
Entertainment - 4.7% (d)
G5 Entertainment AB	48,911	473,512
Modern Times Group MTG - Class B	32,645	365,607
Paradox Interactive AB	34,675	576,538
Stillfront Group AB (a)	30,002	775,400
THQ Nordic AB (a)	84,105	2,180,934
Total Entertainment		4,371,991
Hotels, Restaurants & Leisure - 0.5%
LeoVegas AB	114,351	456,609
Technology Hardware, Storage & Peripherals - 0.4%
Tobii AB (a)	87,765	390,333
Total Sweden		5,218,933

Switzerland - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA	5,760	229,018

Taiwan, Province of China - 4.4%
Entertainment - 0.9% (d)
Gamania Digital Entertainment Co., Ltd.	176,492	375,037
Softstar Entertainment, Inc. (a)	133,936	404,057
Userjoy Technology Co., Ltd. (a)	39,319	83,931
Total Entertainment		863,025
Technology Hardware, Storage & Peripherals - 3.5%
Acer, Inc.	585,767	363,046
Asustek Computer, Inc.	50,451	362,226
Micro-Star International Co., Ltd. (a)	854,632	2,421,404
Total Technology Hardware, Storage & Peripherals		3,146,676
Total Taiwan, Province of China		4,009,701

United Kingdom - 3.7%
Entertainment - 0.9% (d)
Frontier Developments Plc (a)	22,733	288,410
Team17 Group PLC (a)	140,118	516,036
Total Entertainment		804,446
IT Services - 2.8%
Keywords Studios PLC	111,975	2,595,207
Total United Kingdom		3,399,653

United States - 27.9%
Entertainment - 15.2% (d)
Activision Blizzard, Inc.	47,971	2,264,231
Electronic Arts, Inc. (a)	23,908	2,420,924
Glu Mobile, Inc. (a)	324,069	2,326,815
Sciplay Corp. - Class A (a)	180,863	2,479,632
Take-Two Interactive Software, Inc. (a)	20,139	2,286,381
Zynga, Inc. - Class A (a)	344,906	2,114,274
Total Entertainment		13,892,257
Household Durables - 1.1%
Turtle Beach Corp. (a)(b)	37,004	427,766
Vuzix Corp. (a)(b)	144,323	590,281
Total Household Durables		1,018,047
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class C (a)	1,171	1,265,746
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)(b)	40,113	1,218,232
Intel Corp.	27,301	1,306,899
NVIDIA Corp.	8,840	1,451,793
Qualcomm, Inc.	5,067	385,447
Total Semiconductors & Semiconductor Equipment		4,362,371
Software - 1.4%
Microsoft Corp. (b)	9,501	1,272,754
Specialty Retail - 2.3%
GameStop Corp. - Class A (b)	384,521	2,103,330
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	6,523	1,291,032
Immersion Corp.	53,618	408,033
Total Technology Hardware, Storage & Peripherals		1,699,065
Total United States		25,613,570
TOTAL COMMON STOCKS (Cost $98,243,639)		91,881,290

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (c)	717,237	717,237
TOTAL SHORT-TERM INVESTMENTS (Cost $717,237)		717,237

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (c)		7,023,762
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $7,023,762)		7,023,762

Total Investments (Cost $105,984,638) - 108.2%		99,622,289
Liabilities in Excess of Other Assets - (8.2)%		(7,509,371)
TOTAL NET ASSETS - 100.0%		$92,112,918

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(c)	All or a portion of this security is out on loan as of June 30, 2019.
(d)	As of June 30, 2019, the Fund had a significant portion of its assets in the Entertainment Industry.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”), and ETFMG Video Game Tech ETF (“GAMR”), (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2019, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, and ETFMG Video Game Tech did not hold any fair valued securities. As of June 30, 2019, ETFMG Prime Junior Silver ETF held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

SILJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$55,211,106	$1,505,398	$-	(1)	$56,716,504
Rights	-	322,810	-		322,810
Short Term Investments	1,861,260	-	-		1,861,260
Total Investments in Securities	$57,072,366	$1,828,208	$-		$58,900,574

HACK
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$1,524,279,794	$-	$-		$1,524,279,794
Short Term Investments	43,660,873	-	-		43,660,873
Investments Purchased with Securities Lending Collateral*	428,507,762	-	-		428,507,762
Total Investments in Securities	$1,996,448,429	$-	$-		$1,996,448,429

IPAY
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$710,770,527	$-	$-		$710,770,527
Short Term Investments	1,523,274	-	-		1,523,274
Investments Purchased with Securities Lending Collateral*	193,056,995	-	-		193,056,995
Total Investments in Securities	$905,350,796	$-	$-		$905,350,796

IFLY
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$37,034,692	$1,275,127	$-		$38,309,819
Short Term Investments	560,819	-	-		560,819
Investments Purchased with Securities Lending Collateral*	5,183,809	-	-		5,183,809
Total Investments in Securities	$42,779,320	$1,275,127	$-		$44,054,447

GAMR
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$91,881,290	$-	$-		$91,881,290
Short Term Investments	717,237	-	-		717,237
Investments Purchased with Securities Lending Collateral*	7,023,762	-	-		7,023,762
Total Investments in Securities	$99,622,289	$-	$-		$99,622,289

^ See Schedule of Investments for classifications by country and industry
(1) Includes a security valued at $0. SILJ had a level 3 security at the end of the period.
The security classified as Level 3 is deemed immaterial.
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.